Supplement dated May 14, 2008 to the Prospectus dated May 7, 2008

                Claymore Securities Defined Portfolio, Series 486

                        PENSION BUILDERS GLOBAL RECYCLING
              & WASTE MANAGEMENT PORTFOLIO, SERIES 1 (the "trust")

                              File No: 333-150151

         Notwithstanding anything to the contrary in the Prospectus, as of May 12, 2008, the trust's portfolio no longer includes securities of Water Industries USA, Inc. Accordingly, the "Trust Portfolio" section of the Prospectus Part A as it relates to the trust is hereby revised to remove such security.